SCHEDULE OF CARRYING AMOUNT OF GOODWILL (Details)	12 Months Ended
Jun. 30, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance, value
Acquisition of IFP	3,803,293
Effect of foreign currency	355,377
Impairment	(4,158,670)
Balance, value